Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
8% Convertible Promissory Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Convertible Debt		$ 325,000
Net Income (Loss) Attributable to Parent	$ (3,707,492)	(5,750,509)
Amortization of Intangible Assets	230,068	230,067
Depreciation	2,775	13,312
Change in allowance for doubtful accounts	(9,186)	4,762
Stock-based compensation - employees, directors and advisors	146,385	$ 91,788
Fair Value Adjustment of Warrants	70,985
Amortization of debt discount	6,658
Gain on sale of property and equipment	$ (100,000)
Stock issued for consulting services		$ 743,150
Accretion expense		339,864
Accrued interest on 18% Convertible Promissory Notes		7,168
Accounts receivable - trade	$ 63,582	40,020
Inventory	(19,483)	(11,956)
Prepaid expenses	(23,711)	(87,286)
Other	(54)	216
Accounts payable	83,811	(532,354)
Accrued expenses	31,032	(504,354)
Accrued employee compensation	198,581	(22,402)
Interest payable	$ 18,259	(81,865)
Promissory notes - accrued interest		(21,813)
Net Cash Provided by (Used in) Operating Activities	$ (3,007,790)	$ (5,542,192)
Proceeds from sale of property and equipment	$ 100,000
Purchase of property and equipment		$ (8,859)
NET CASH PROVIDED BY (USED BY) INVESTING ACTIVITIES	$ 100,000	(8,859)
Proceeds from Issuance of Private Placement		8,562,500
Proceeds from sale of capital stock - subscription agreement		900,000
Proceeds from Convertible Debt		815,000
Proceeds from employee stock option exercise		12,600
Payments of principal on convertible promissory notes		(450,000)
Payments of principal on promissory notes		(90,000)
Payments of principal on capital lease		(3,951)
NET CASH PROVIDED BY FINANCING ACTIVITIES		10,071,149
EFFECT OF EXCHANGE RATES ON CASH	$ (13,831)	(15,191)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,921,621)	4,504,907
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3,547,071	182,315
CASH AND CASH EQUIVALENTS, END OF YEAR	625,450	4,687,222
SUPPLEMENTAL INFORMATION
Cash paid for interest	$ 242,904	$ 325,804